CONTRACTS RECEIVABLE NET (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
CONTRACTS RECEIVABLE NET
Contract receivable- "Smart Campus" related technological consulting services with FMP (1)	$ 2,066,951	$ 3,730,203
Contract receivable- "Smart Campus" project maintenance and technical support fee with FMP	392,947	600,134
Contracts receivable - Other "Smart Campus" related technological consulting services (2)	0	245,761
Financing component associated with FMP contract receivable (1)	61,238	135,465
Less: allowance for doubtful accounts	0	0
Total contracts receivable, net	2,521,136	4,711,563
Less: current portion of contract receivable	2,352,267	4,448,946
Contracts receivable, non-current	$ 168,869	$ 262,617